Fair value measurement of financial assets and liabilities - Summary of financial assets and liabilities, at amortized cost (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	$ 1,518	$ 454
Consumer deposits	13,003	9,510
Level 1
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	1,969	679
Consumer deposits	0	0
Subordinated liabilities	0	0
Total financial liabilities	0	0
Level 1 | Senior unsecured bonds
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	0	0
Level 1 | Commercial papers
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	0	0
Level 2
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	0	0
Consumer deposits	13,188	9,671
Subordinated liabilities	206	175
Total financial liabilities	13,806	9,996
Level 2 | Senior unsecured bonds
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	327	136
Level 2 | Commercial papers
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	84	14
Level 3
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	0	0
Consumer deposits	0	0
Subordinated liabilities	0	0
Total financial liabilities	0	0
Level 3 | Senior unsecured bonds
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	0	0
Level 3 | Commercial papers
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	0	0
Carrying Amount
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	1,968	684
Consumer deposits	13,003	9,510
Subordinated liabilities	184	171
Total financial liabilities	13,597	9,830
Carrying Amount | Senior unsecured bonds
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	326	136
Carrying Amount | Commercial papers
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	84	13
Balance at Fair Value
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	1,969	679
Consumer deposits	13,188	9,671
Subordinated liabilities	206	175
Total financial liabilities	13,805	9,996
Balance at Fair Value | Senior unsecured bonds
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	327	136
Balance at Fair Value | Commercial papers
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments issued at amortised cost	84	14
Treasury bills chargeable at central banks | Level 1
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	1,909	668
Treasury bills chargeable at central banks | Level 2
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	0	0
Treasury bills chargeable at central banks | Level 3
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	0	0
Treasury bills chargeable at central banks | Carrying Amount
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	1,908	673
Treasury bills chargeable at central banks | Balance at Fair Value
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	1,909	668
Bonds and other interest bearing securities | Level 1
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	60	11
Bonds and other interest bearing securities | Level 2
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	0	0
Bonds and other interest bearing securities | Level 3
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	0	0
Bonds and other interest bearing securities | Carrying Amount
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	60	11
Bonds and other interest bearing securities | Balance at Fair Value
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt instruments held at amortised cost	$ 60	$ 11